Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ (18,585)	¥ 9,172	¥ 4,209
Prior service cost arising during period, net	(5,235)		122
Amortization of prior service cost	2,270	2,271	2,275
Amortization of actuarial gains and losses	(3,058)	(2,812)	(2,713)
Amortization of transition obligation	(125)	(125)	(129)
Parent
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	(17,885)	3,352	2,624
Prior service cost arising during period, net			121
Amortization of prior service cost	1,635	1,898	1,907
Curtailment gain	5,131
Amortization of actuarial gains and losses	(1,704)	(1,667)	(1,644)
Amortization of transition obligation	(123)	(123)	(125)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ (12,946)	¥ 3,460	¥ 2,883